UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Stefanie V. Change Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1.	Proxy Voting Record.

The registrant was entitled to vote at five shareholder’s meetings held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: GSA Capital International LP

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 10 July 2009

(e)	A brief description of the matter voted on: Proposal to terminate Series A interests and introduction of new Series B shares. Introduction of a redemption revocation fee.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Cerberus International Ltd.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 27 August 2009

(e)	A brief description of the matter voted on: Proposal to restructure the Cerberus International Ltd. fund and to elect an allocation to a new Cerberus International II Ltd. fund along with a Cerberus International SPV Ltd. vehicle.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Cerberus International Ltd.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 11 September 2009

(e)	A brief description of the matter voted on: Proposal to increase the fees being charged on the SPV vehicle.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Citadel Wellington LLC

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 25 September 2009

(e)	A brief description of the matter voted on: Elective mandatory redemption participation.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: DE Shaw Oculus Fund LLC

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 16 October 2009

(e)	A brief description of the matter voted on: Proposal to allow for a special withdrawal opportunity for existing investors at 31 January 2010.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:	/S/ RANDY TAKIAN
Name:	Randy Takian
Title:	Principal Executive Officer

Date: August 27, 2010